Taxes - Additional Information (Detail) - SEK (kr) kr in Millions			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2016
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Tax benefit (expense)			kr (4,813)	kr 3,525	kr (1,882)
Effective tax rate			(329.10%)	9.80%	65.00%
Tax effects recognized in other comprehensive income (loss)			kr 285	kr (563)
Actuarial gains and losses related to pensions			329	(547)
Deferred tax assets			23,152	21,963	kr 16,998	kr 22,251	kr 14,411
Tax loss carry-forwards			39,415	47,360
Unrecognized tax loss carry forwards			4,223	4,544
Unrecognized tax loss carry forwards, tax value			773	842
Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 8,449	10,712
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Change in income tax rate	20.60%	21.40%	22.00%
Sweden [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Expected applicable tax rate			22.00%
Sweden [member] | Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 7,006	kr 8,795